(Loss)/profit on disposal of intangible assets	6 Months Ended
Dec. 31, 2019
(Loss)/profit on disposal of intangible assets
(Loss)/profit on disposal of intangible assets

9         (Loss)/profit on disposal of intangible assets

	Three months ended		Six months ended
	31 December		31 December
	2019	2018	2019	2018
	£’000	£’000	£’000	£’000
(Loss)/profit on disposal of registrations	(1,531)	(4,508)	10,214	17,841
Player loan income	816	159	1,088	238
	(715)	(4,349)	11,302	18,079